EMPLOYEE BENEFIT PLANS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan | United States
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.62%	0.00%
Rate of compensation increase	3.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.39%	0.00%	0.00%
Rate of compensation increase	3.00%	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%	0.00%
Rate of return on plan assets	5.00%	0.00%	0.00%
Pension Plan | International Pension Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.61%	1.26%
Rate of compensation increase	1.98%	1.82%
Rate of increase in pensions	1.90%	1.59%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.29%	1.72%	2.53%
Rate of compensation increase	2.84%	1.74%	1.73%
Rate of increase in pensions	1.68%	1.58%	1.92%
Rate of return on plan assets	2.85%	3.41%	3.54%
OPRB Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.18%	0.00%
Rate of compensation increase	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.72%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%	0.00%
Rate of return on plan assets	0.00%	0.00%	0.00%